UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  September 30, 2008
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Asset Management Limited
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      028-12636
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            October 10, 2008

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       34
Form 13F Information Table Value Total:       56902
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETROLE                   COM            032511107    1854  38227SH     SOLE       38227
APACHE CORP                        COM            037411105    2081  19953SH     SOLE       19953
CAMECO CORP                        COM NPV        13321L108      60   2760SH     SOLE        2760
CHEVRON CORP                       COM            166764100    3201  38810SH     SOLE       38810
COMPANHIA ENERGETICA DE MINAS      SPON ADR PAR .0204409601     104   5266SH     SOLE        5266
CONOCOPHILLIPS                     COM            20825C104    3210  43820SH     SOLE       43820
DAYSTAR TECH INC                   COM            23962Q100      13   4570SH     SOLE        4570
ECHELON CORP                       OC COM         27874N105      80   8130SH     SOLE        8130
ENCANA CORP                        COM            292505104    2052  32110SH     SOLE       32110
EXXON MOBIL CORP                   COM            30231G102    3245  41780SH     SOLE       41780
GLOBAL INDUSTRIES                  COM            379336100      59   8500SH     SOLE        8500
HALLIBURTON CO                     COM            406216101    2824  87200SH     SOLE       87200
HELIX ENERGY SOL                   COM            42330P107    2786 114761SH     SOLE      114761
HERCULES OFFSHOR                   COM            427093109     930  61343SH     SOLE       61343
HESS CORP                          COM            42809H107    3016  36750SH     SOLE       36750
IMPERIAL OIL                       COM NEW        453038408    3096  72220SH     SOLE       72220
JA SOLAR HLDGS CO LTD              SPONSORED ADR  466090107      85   8000SH     SOLE        8000
LDK SOLAR CO LTD                   SPONSORED ADR  50183L107      40   1330SH     SOLE        1330
MARATHON OIL CORP COM              COM            565849106    3005  75360SH     SOLE       75360
MEMC ELECTR MATLS INC              COM            552715104      70   2490SH     SOLE        2490
NEXEN INC                          COM            65334H102    2799 120500SH     SOLE      120500
OCCIDENTAL PETE                    COM            674599105    3172  45020SH     SOLE       45020
ORMAT TECHNOLOGIES INC             COM            686688102      98   2710SH     SOLE        2710
PATTERSON-UTI                      COM            703481101    1892  94490SH     SOLE       94490
PEABODY ENERGY                     COM            704549104    1925  42770SH     SOLE       42770
PETROBRAS-SP ADR                   SPONSORED ADR  71654V101    3543  94680SH     SOLE       94680
PETRO-CANADA                       COM            71644E102    2729  81950SH     SOLE       81950
PIONEER NATURAL                    COM            723787107    2086  39910SH     SOLE       39910
PLAINS EXPLORATI                   COM            726505100    2785  79202SH     SOLE       79202
RENESOLA LTD                       SPONSORED ADS  75971T103      34   3250SH     SOLE        3250
SUNTECH PWR HLDGS CO LTD           ADR            86800C104     182   5070SH     SOLE        5070
SWIFT ENERGY COMPANY               COM            870738101    2859  73890SH     SOLE       73890
TRINA SOLAR LTD                    SPONSORED ADR  89628E104      39   1700SH     SOLE        1700
UNIT CORP                          COM            909218109     948  19020SH     SOLE       19020

</SEC-DOCUMENT>
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